Share-Based Payment Arrangements - Summary of Reconciliation of Outstanding RSUs (Detail) - Restricted share units [member] - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
2021 GHL Plan [Member]
Statements [Line Items]
Beginning balance - Number of unvested restricted share units	131,765,000	64,646,000	66,457,000
Granted - Number of unvested restricted share units	93,731,000	109,016,000
Vested - Number of unvested restricted share units	(58,348,000)	(24,343,000)	(330,000)
Canceled and forfeited - Number of unvested restricted share units	(34,716,000)	(17,554,000)	(1,481,000)
Ending balance - Number of unvested restricted share units	132,432,000	131,765,000	64,646,000
GHI 2018 Plan and GHI 2015 Plan [Member]
Statements [Line Items]
Beginning balance - Number of unvested restricted share units		0	36,546,000
Granted - Number of unvested restricted share units			47,895,000
Vested - Number of unvested restricted share units			(11,783,000)
Canceled and forfeited - Number of unvested restricted share units			(6,201,000)
Effect of replacement of GHI 2018 Plan and GHI 2015 Plan with 2021 GHL Plan as a part of Reverse Recapitalisation			(66,457,000)
Ending balance - Number of unvested restricted share units			0